INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	Gross
	Carrying	Accumulated
December 31, 2025	Value	Amortization	Net
Computer software	$62,754	$(37,373)	$25,381
Customer-related intangible assets	5,704	(2,253)	3,451
Trademark	4,156	(1,007)	3,149
Intangible assets, net	$72,614	$(40,633)	$31,981

	Gross
	Carrying	Accumulated
December 31, 2024	Value	Amortization	Net
Computer software	$52,279	$(29,148)	$23,131
Customer-related intangible assets	5,704	(1,402)	4,302
Trademark	4,150	(557)	3,593
Intangible assets, net	$62,133	$(31,107)	$31,026